ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

Supplement dated June 22, 2022 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) relating to the AST Advanced Strategies Portfolio, the AST T. Rowe Price Asset Allocation Portfolio, and the AST T. Rowe Price Growth Opportunities Portfolio (collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.

A.	AST Advanced Strategies Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST Advanced Strategies Portfolio is revised as follows, effective July 1, 2022:

I.

The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Advanced Strategies Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
+Distribution and/or Service Fees (12b-1 Fees)	0.24%
+Other Expenses	0.02%
+Acquired Fund Fees & Expenses	0.04%
=Total Operating Expenses	0.93%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*(1)	0.90%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year and a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.

(1) The Manager has contractually agreed to waive 0.0262% of its management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive 0.002% of its management fee through June 30, 2023. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Advanced Strategies Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Advanced Strategies Portfolio	$92	$293	$512	$1,140

B.	AST T. Rowe Price Asset Allocation Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST T. Rowe Price Asset Allocation Portfolio is revised as follows, effective July 1, 2022:

I.

The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST T. Rowe Price Asset Allocation Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.87%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*(1)	0.86%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.0092% of its management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.920% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST T. Rowe Price Asset Allocation Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Asset Allocation Portfolio	$88	$277	$481	$1,072

C.	AST T. Rowe Price Growth Opportunities Portfolio: Revision to Portfolio Fees and Expenses

The Trust’s Prospectus with respect to the AST T. Rowe Price Growth Opportunities Portfolio is revised as follows, effective July 1, 2022:

I.

The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST T. Rowe Price Growth Opportunities Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.98%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*(1)	0.97%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recently completed fiscal year and after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.0091% of its management fee through June 30, 2023. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST T. Rowe Price Growth Opportunities Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Growth Opportunities Portfolio	$99	$311	$541	$1,200

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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